SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS FUTURE AMORTIZATION EXPENSES (Details)	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 89,746
2026	89,746
2027	89,746
2028	89,746
2029	89,746
Total	$ 448,730